Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 47,191	$ 47,492	$ 47,476
Less: accumulated depreciation	(41,928)	(37,676)	(20,908)
Property, plant and equipment, net	5,263	9,816	26,568
Devices for Rental [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	7,660	7,709	7,706
Office Equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	12,581	12,661	12,657
Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	4,809	4,840	4,838
Leasehold improvement [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 22,141	$ 22,282	$ 22,275